Commitments and Contingencies (Details) In Millions, unless otherwise specified	12 Months Ended				0 Months Ended		3 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended			3 Months Ended	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Contract Termination [Member] USD ($)	Sep. 04, 2012 Purchase Obligation Termination [Member] USD ($) quarter claim	Sep. 04, 2012 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2012 Purchase Obligation Termination [Member] EUR (€)	Sep. 30, 2012 Purchase Obligation Termination [Member] EUR (€)	Dec. 31, 2012 Purchase Obligation Termination [Member] USD ($)	Dec. 31, 2012 Solaicx [Member] USD ($) amount	Jun. 30, 2011 Solaicx [Member] USD ($)	Dec. 31, 2012 Solaicx [Member] Maximum [Member] USD ($)	Dec. 31, 2012 Solaicx [Member] Minimum [Member] USD ($)	Dec. 31, 2012 SunEdison [Member] USD ($) entity	Feb. 01, 2011 SunEdison [Member]	Dec. 31, 2012 Inventories [Member] USD ($)	Dec. 31, 2011 Inventories [Member] USD ($)	Dec. 31, 2010 Inventories [Member] USD ($)	Sep. 30, 2011 Other Income [Member] USD ($)	Dec. 31, 2011 Other Income [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] SunEdison [Member] USD ($)	Jul. 06, 2012 Subsequent Event [Member] SunEdison [Member] USD ($)
Loss Contingencies [Line Items]
Contingent Consideration Paid In Cash																					$ 13.6	$ 66.4
Business acquisition, contingent consideration	24.9										(26.0)
Business Acquisition, Contingent Consideration, at Fair Value, Current	23.1	71.6									26.0
Business Acquisition, Contingent Consideration, at Fair Value, Noncurrent	1.8
Contingent consideration paid in cash											75.7
Contingent Consideration Common Stock Issued															2.1
Amount payable based on achieving revenues												71.8	60.0
Number Of Target Revenue Amounts										2
Additional payment combination of cash and common stock										27.6
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High	12.8	26.3
Number of Businesses Acquired														3
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	67.1										71.8			39.5
Operating Leases, Rent Expense, Net	23.6	17.6	10.5
Operating Leases, Future Minimum Payments Due [Abstract]
Total	96.3
2012	25.3
2013	22.2
2014	19.8
2015	13.3
2016	7.3
Thereafter	8.4
Operating Leases, Future Minimum Payments Due, Noncancellable	90.1
Cost of Goods Sold	2,194.3	2,420.6	1,902.1													5.5	37.4	5.7
Restructuring Reserve				134.5
Restructuring Reserve, Current									69.4
Restructuring Reserve, Noncurrent									65.1
Loss Contingency, Range of Possible Loss, Maximum									225
Loss Contingency, Claims Settled, Number					2	2
Litigation Settlement, Gross						70.0
Payments for Legal Settlements							15.0	10.0
Litigation Settlement, Payment Installment Period, Number of Quarters					3	3
Increase (Decrease) in Other Noncurrent Assets					(10.2)
Gain on Receipt of Property Plant and Equipment	31.7	0	0
Refundable deposits	0.3	0.3
Sale Lease Back Transaction Additional Payments Under The Terms Of Lease Agreements For Indemnification	18.4
Guaranteed the uptime availability of the system over the term of the arrangement, years														20 years
Marketing and administration	306.2	352.8	267.0
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net																				14.2
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net																			$ (6.6)